Income Taxes - Summary of reconciliation of the statutory federal income tax rate (benefit) and effective tax rate (benefit) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
U.S. federal statutory income tax rate	21.00%	21.00%
State and local income taxes	1.20%	6.30%
R&D tax credits	1.70%	7.20%
Stock- based compensation	(0.60%)	(0.70%)
Warrant expense	(12.50%)	0.00%
Change in tax rates	(2.10%)	0.00%
Valuation allowance	(8.10%)	(33.80%)
Other	(0.60%)	0.00%
Effective tax rate	0.00%	0.00%